Net Loss Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share of Common Stock [Abstract]
Schedule of Diluted Net Loss Per Share

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	For the three months ended March 31,	For the period from February 14, 2024 through March 31,	For the period from January 1, 2024 through February 14,
	2025	2024	2024
	(Successor)	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	128,412	527	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants	-	119	60
Exercise of warrants for common stock	170,274	5,080	-
Common stock underlying outstanding options (2024 Plan)	23,560	2,310	25
	322,246	8,036	985

The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are anti-dilutive:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	53,740	900
Conversion of convertible preferred stock underlying convertible preferred stock warrants	8,185	60
Exercise of public warrants and common warrants into common stock	13,193	-
Common stock underlying outstanding options (2024 Plan)	3,247	25
	78,365	985